Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common stock, stated value (in dollars per share)	$ 1.00	$ 1.00
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	3,760,557	3,760,557
Treasury stock, shares (in shares)	487,972	488,573